Share-based payments - Stock Options Exercise Prices and Weighted Average Remaining Life (Details)	Dec. 31, 2023 year shares $ / shares	Dec. 31, 2022 year shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	7,484,561	7,802,108	10,778,724
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	4	5
Weighted average exercise price of share options outstanding (in cad per share)	$ 61	$ 61	$ 60
$50-$59
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	4,291,180	4,510,298
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	3	4
Weighted average exercise price of share options outstanding (in cad per share)	$ 58	$ 58
$50-$59 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in cad per share)	50
$50-$59 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in cad per share)	$ 59
$60 & above
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	3,193,381	3,291,810
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	6	7
Weighted average exercise price of share options outstanding (in cad per share)	$ 65	$ 65
$60 & above | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in cad per share)	$ 60